Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2020
Entity Registrant Name	BNY Mellon Investment Funds III
Entity Central Index Key	0000053808
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 15, 2020
Document Effective Date	Sep. 16, 2020
Prospectus Date	Sep. 16, 2020
BNY Mellon Equity Income Fund | Class Y
Prospectus:
Trading Symbol	DQIYX
BNY Mellon Equity Income Fund | Class I
Prospectus:
Trading Symbol	DQIRX
BNY Mellon Equity Income Fund | Class C
Prospectus:
Trading Symbol	DQICX
BNY Mellon Equity Income Fund | Class A
Prospectus:
Trading Symbol	DQIAX